Employee Benefit Plan, Tax Status - EBP 62-1612879-001	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
EBP, Tax Status	TAX STATUS
The underlying non-standardized pre-approved plan has received an opinion letter from the Internal Revenue Service (“IRS”) dated June 30, 2020, stating that the form of the Plan is qualified under Section 401(a) of the IRC, and therefore, the related trust is tax-exempt. The Plan Administrator has determined that it is eligible to and has chosen to rely on the current IRS non-standardized pre-approved plan opinion letter. Once qualified, the Plan is required to operate in conformity with the IRC to maintain its qualification. The Plan Administrator believes the Plan is in compliance with the applicable requirements of the IRC and therefore, believes that the Plan is qualified, and the related trust is tax-exempt. The Plan is subject to routine audits by taxing jurisdictions. There was a Department of Labor audit in process during the 2024 plan year. The audit was concluded and closed with a letter dated December 9, 2024.

U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the taxing authorities. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements.

EBP, Risk and Uncertainty	RISKS AND UNCERTAINTIESThe Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the statements of net assets available for benefits.